Annual Fund Operating Expenses (Delaware International Bond Fund)	0 Months Ended
	Jul. 15, 2011
(Delaware International Bond Fund Retail) | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.30%
Other expenses	1.45%	[1]
Total annual fund operating expenses	2.40%
Fee waivers and expense reimbursements	(1.30%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.10%
(Delaware International Bond Fund Retail) | Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.45%	[1]
Total annual fund operating expenses	3.10%
Fee waivers and expense reimbursements	(1.25%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.85%
(Delaware International Bond Fund Retail) | Class R
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.60%
Other expenses	1.45%	[1]
Total annual fund operating expenses	2.70%
Fee waivers and expense reimbursements	(1.35%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.35%
(Delaware International Bond Fund Institutional) | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	1.45%	[1]
Total annual fund operating expenses	2.10%
Fee waivers and expense reimbursements	(1.25%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.85%

[1]	"Other expenses" are based on estimates for the current fiscal year.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain non-routine expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.85% of the Fund's average daily net assets from July 15, 2011 through July 28, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fee for the Fund from July 15, 2011 through July 28, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.
[3]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain non-routine expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.85% of the Fund's average daily net assets from July 15, 2011 through July 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.